Sentinel Variable Products Trust

Supplement dated August 23, 2016 to the Prospectus dated April 30, 2016, as supplemented to date

Sentinel Variable Products Balanced Fund and Sentinel Variable Products Common Stock Fund

Retirement of Daniel J. Manion, CFA, Portfolio Manager, Effective Second Quarter 2017.

Daniel J. Manion, CFA, Director of Equity Research with Sentinel Asset Management, Inc. (“Sentinel”) and co-portfolio manager of the Sentinel Variable Products Balanced and Sentinel Variable Products Common Stock Funds (collectively, the “Funds”) has announced that he will retire from Sentinel in the second quarter of 2017.

Information related to management of each of the Funds effective immediately is provided below.

Sentinel Variable Products Balanced Fund

The section of the Prospectus titled “Fund Summaries – Sentinel Variable Products Balanced Fund – Management – Portfolio Managers” is hereby modified, effective immediately, to read in its entirety as follows:

Portfolio Managers. Daniel J. Manion, portfolio manager and Director of Equity Research with Sentinel, has been a portfolio manager of the Fund since 2004. Jason Doiron, portfolio manager and Head of Investments with Sentinel, has been a portfolio manager of the Fund since 2012.

Mr. Manion has announced his intention to retire from Sentinel in the second quarter of 2017. Following his retirement, he will no longer manage the Fund.

Sentinel Variable Products Common Stock Fund

The section of the Prospectus titled “Fund Summaries – Sentinel Variable Products Common Stock Fund – Management – Portfolio Managers” is hereby modified, effective immediately, to read in its entirety as follows:

Portfolio Managers. Daniel J. Manion, portfolio manager and Director of Equity Research with Sentinel, has been a portfolio manager of the Fund since 2000. Hilary Roper, portfolio manager with Sentinel, has been a portfolio manager of the Fund since 2010.

Mr. Manion has announced his intention to retire from Sentinel in the second quarter of 2017. Following his retirement, he will no longer manage the Fund. Ms. Roper will continue to be a manager of the Fund following Mr. Manion’s retirement.

The section of the Prospectus titled “Management of the Funds” as it relates to the specific individuals who manage each of the Variable Products Balanced and Variable Products Common Stock Funds is hereby modified to reflect that Mr. Manion has announced his intention to retire from Sentinel in the second quarter of 2017, and that he will no longer serve as a portfolio manager of those Funds following his retirement.